Intangible Assets Gross Carrying Amount and Accumulated Amortization (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Gross Assets	$ 749,194	$ 759,152	$ 806,256
Accumulated Amortization	(509,694)	(467,482)
Net	239,500	291,670
Core Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Assets	387,606	378,705
Accumulated Amortization	(305,285)	(274,198)
Net	82,321	104,507
Customer Contracts And Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Assets	278,581	282,997
Accumulated Amortization	(131,418)	(110,539)
Net	147,163	172,458
Trademarks And Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Assets	71,854	73,194
Accumulated Amortization	(62,206)	(59,235)
Net	9,648	13,959
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Assets	11,153	24,256
Accumulated Amortization	(10,785)	(23,510)
Net	$ 368	$ 746